Material Accounting Policies - Schedule of Financial Assets Measured at Fair Value (Details)	12 Months Ended
Dec. 31, 2025
Level 2 [Member] | Financial assets at fair value through profit or loss (government and private bonds) [Member]
Schedule of Financial Assets Measured at Fair Value [Line Items]
Valuation technique	Government bonds: The methodology used to calculate the fair value of Government Bonds consists of capturing the rates and curves disclosed by the market on each maturity of Government Bond, thereby obtaining the fair value when multiplying by the quantity existing in the portfolio. Private securities: The methodology used to calculate the fair value of private securities consists of capturing the rates of the respective indexes (Pre, CDI (Interbank Certificate of Deposit), IPCA (Extended Consumer Price Index, in Portuguese), IGPM (General Index of market pricing) etc.), then the interest and the future value of the operations are calculated by multiplying by the principal, and after capturing their respective curves, fair value is then obtained, bringing the present value to the respective curve at maturity.
Significant non-observable inputs	Not applicable
Relationship between significant non-observable inputs and measurement of fair value	Not applicable
Level 2 [Member] | Derivative financial instruments (Swap, NDF) [Member]
Schedule of Financial Assets Measured at Fair Value [Line Items]
Valuation technique	Swap models: The fair value is calculated based on the present value of the estimated future cash flows. Estimates of post-fixed rate future cash flows are based on quoted rates of Swap, future prices and interest rates on interbank loans. Estimated cash flows are discounted using a curve prepared based on similar sources and reflecting the relevant interbank reference rate used by market participants for this purpose when pricing interest rate Swap. The fair value estimate is subject to a credit risk adjustment that reflects the credit risk of the Group and the counterparty, calculated based on credit spreads derived from credit default swaps or current prices of traded securities. Cash flow swap: the fair value will correspond to the sum of the fair value of each flow (according to the methodology described above), whereby the start date and expiration date of flows will be applied in substitution of the start date and expiration date of the operation, as well as the remaining balance to replace the principal. NDF: The NDF (Non-Deliverable Forward) product, or even a forward contract, is an over-the-counter contract for the future purchase and sale of an asset, at a parity negotiated between the parties. Since this is an over-the-counter contract, the size of the contract, as well as the expiration date, are freely agreed upon between the participants. Moreover, settlement takes place exclusively by difference (financial settlement) between the market price on the contract’s expiration date (or other dates, in the case of Asian) and the agreed price (in the case of a long position for a short position, it is the opposite); thus, there is no physical delivery of the asset. The fair value of an NDF is obtained by estimating a future value based on the current price of the underlying asset, brought to maturity by the respective curves constructed from similar sources, and which reflect the relevant interbank reference rates used by market participants and brought to present value by the respective market curve.
Significant non-observable inputs	Not applicable
Relationship between significant non-observable inputs and measurement of fair value	Not applicable
Level 3 [Member] | Financial assets at fair value through profit or loss - Equity investment fund quotas [Member]
Schedule of Financial Assets Measured at Fair Value [Line Items]
Valuation technique	Discounted cash flows: The valuation model considers the present value of the expected future payments, discounted by a rate adjusted at risk.
Significant non-observable inputs	Equity investment funds that have investments in real estate development and commercial companies which depend on non-observable factors in the market, and use, among other assumptions, expectations and projections of future results, growth rates, discount rates and inflation rates, among others.
Relationship between significant non-observable inputs and measurement of fair value	Estimated fair value could increase (decrease) if: - expected cash flow would be higher (lower); or - the risk-adjusted discount rate is lower (higher).
Level 3 [Member] | Derivative financial instruments - Options [Member]
Schedule of Financial Assets Measured at Fair Value [Line Items]
Valuation technique	The fair value (price) of an option, i.e., its premium, is given by the possibility of exercising it. More specifically, it is given by the immediate possibility of exercise or by the possibility of being exercised later. Thus, the pricing of the premium consists of two types of values, respectively:
Significant non-observable inputs	The significant unobservable data used in the fair value measurement of derivative financial instruments (Options) classified as Level 3 are:
Relationship between significant non-observable inputs and measurement of fair value	Significant changes in any of these inputs alone or in combination may result in significant changes in fair value.
Level 3 [Member] | Intrinsic value [Member]
Schedule of Financial Assets Measured at Fair Value [Line Items]
Valuation technique	Intrinsic value: which only exists when the value of the asset in the cash market is higher than the exercise price (strike price) in the case of a call option and the reverse for a put option. Therefore, an in-the-money option has intrinsic value.
Significant non-observable inputs	● interest rate, ● dividends,
Level 3 [Member] | Time value [Member]
Schedule of Financial Assets Measured at Fair Value [Line Items]
Valuation technique	Time value: this is the difference between the premium and the intrinsic value of the option. So, this value depends on the price of the underlying asset, the option’s expiration time, the expected volatility of the underlying asset’s quotes, the interest rate, and in the case of the quota as an underlying asset, the expected dividends, as shown below:
Significant non-observable inputs	● underlying asset price and ● volatility
Level 3 [Member] | Price of the Target Asset [Member]
Schedule of Financial Assets Measured at Fair Value [Line Items]
Valuation technique	Price of the Target Asset: according to the relationship between the price of the underlying asset on the spot market and the strike price of the option, options can be classified as:
Level 3 [Member] | Time [Member]
Schedule of Financial Assets Measured at Fair Value [Line Items]
Valuation technique	Time: the longer the time for the option to expire, the greater the premium value, as the greater the probability of exercising the option;
Level 3 [Member] | Volatility [Member]
Schedule of Financial Assets Measured at Fair Value [Line Items]
Valuation technique	Volatility: the greater and more frequent the price fluctuations, the greater the unpredictability of the exercise and, therefore, the greater the risk for the writer, which results in a higher premium as well;
Level 3 [Member] | Interest rate [Member]
Schedule of Financial Assets Measured at Fair Value [Line Items]
Valuation technique	Interest rate: represents the opportunity cost of acquiring the underlying asset, so that the higher this cost of money, the more advantageous it becomes to buy the option than to buy the underlying asset directly. In the case of the call option, this relationship is reversed.
Level 3 [Member] | Dividend [Member]
Schedule of Financial Assets Measured at Fair Value [Line Items]
Valuation technique	Dividend: the higher the expected dividend payment, the greater the benefit of acquiring the share and, therefore, the higher the option premium.
Level 3 [Member] | Time value One [Member]
Schedule of Financial Assets Measured at Fair Value [Line Items]
Valuation technique	The time value is gradually reduced until it reaches zero on the option’s expiration date.
Level 3 [Member] | Derivative financial instruments – Swap [Member]
Schedule of Financial Assets Measured at Fair Value [Line Items]
Valuation technique	The adjustments to fair value arising from the financing costs of certain derivative contracts reflect changes in the fair value of said contracts given their cash flow profile over time and/or the guarantees provided.
Significant non-observable inputs	The unobservable data used in the fair value methodology of some swaps is related to internal funding rates.
Relationship between significant non-observable inputs and measurement of fair value	Significant changes in internal funding rates can result in material changes in fair value.